Net Loss Per Share - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator :
Net loss attributable to TuanChe Limited's shareholders	¥ (101,945)	$ (15,998)	¥ (163,034)	¥ (250,640)
Denominator:
Weighted average number of ordinary shares outstanding, basic | shares	306,792,324	306,792,324	304,439,440	294,922,074
Weighted average number of ordinary shares outstanding, diluted | shares	306,792,324	306,792,324	304,439,440	294,922,074
Basic net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.33)		¥ (0.54)	¥ (0.85)
Diluted net loss per share attributable to TuanChe Limited's shareholders | ¥ / shares	¥ (0.33)		¥ (0.54)	¥ (0.85)